Expense Example - Delaware Mid Cap Value Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class R Expense Example, with Redemption, 1 Year	Class R Expense Example, with Redemption, 3 Years	Class R Expense Example, with Redemption, 5 Years	Class R Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	685	971	1,278	2,147	292	650	1,135	2,472	142	497	877	1,943	91	342	612	1,385